FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
FINANCIAL ASSETS
Cash and cash equivalents	$ 3,573	$ 1,360	$ 1,927	$ 2,506
Certificates of deposit	350	598
Investment securities - available for sale	66,916	28,387
Investment securities - held to maturity	36,618	22,047
Mortgage-backed securities - held to maturity	162,639	215,335
Net loans receivable	46,163	29,724
Accrued interest receivable	1,198	638
FHLB stock	6,619	6,440
Bank owned life insurance	4,276	4,136
Deposits
Savings accounts	45,092	44,428
Money market accounts	23,601	24,730
Certificates of deposit	31,326
Long-term Federal Home Loan Bank Advances	12,500	12,500
Federal Home Loan Bank advances: short-term	37,830	23,626
Accrued interest payable	156	170
Agency [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	160,614	212,781
Private-label [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	2,025	2,554
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	3,573	1,360
Certificates of deposit	$ 350	$ 598
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	$ 1,198	$ 638
FHLB stock	6,619	6,440
Bank owned life insurance	4,276	4,136
Deposits
Non-interest-bearing accounts	17,806	16,300
NOW accounts	20,238	21,077
Savings accounts	45,092	44,428
Money market accounts	23,601	$ 24,730
Certificates of deposit
Advance payments by borrowers for taxes and insurance	865	$ 491
Long-term Federal Home Loan Bank Advances
Federal Home Loan Bank advances: short-term	37,830	$ 23,626
Accrued interest payable	$ 156	$ 170
Level 1 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 1 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale	$ 66,916	$ 23,387
Investment securities - held to maturity	$ 36,979	$ 22,480
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances
Federal Home Loan Bank advances: short-term
Accrued interest payable
Level 2 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 160,835	$ 212,054
Level 2 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	$ 46,897	$ 30,966
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	$ 31,267	$ 34,795
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances	$ 118,479	$ 112,518
Federal Home Loan Bank advances: short-term
Accrued interest payable
Level 3 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 3 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 2,430	$ 2,962
Carrying Amount [Member]
FINANCIAL ASSETS
Cash and cash equivalents	3,573	1,360
Certificates of deposit	350	598
Investment securities - available for sale	66,916	28,387
Investment securities - held to maturity	36,618	22,047
Net loans receivable	46,163	29,724
Accrued interest receivable	1,198	638
FHLB stock	6,619	6,440
Bank owned life insurance	4,276	4,136
Deposits
Non-interest-bearing accounts	17,806	16,300
NOW accounts	20,238	21,077
Savings accounts	45,092	44,428
Money market accounts	23,601	24,730
Certificates of deposit	31,326	34,833
Advance payments by borrowers for taxes and insurance	865	491
Long-term Federal Home Loan Bank Advances	117,805	111,696
Federal Home Loan Bank advances: short-term	37,830	23,626
Accrued interest payable	156	170
Carrying Amount [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	160,614	212,781
Carrying Amount [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	2,025	2,554
Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	3,573	1,360
Certificates of deposit	350	598
Investment securities - available for sale	66,916	28,387
Investment securities - held to maturity	36,979	22,480
Net loans receivable	46,897	30,966
Accrued interest receivable	1,198	638
FHLB stock	6,619	6,440
Bank owned life insurance	4,276	4,136
Deposits
Non-interest-bearing accounts	17,806	16,300
NOW accounts	20,238	21,077
Savings accounts	45,092	44,428
Money market accounts	23,601	24,730
Certificates of deposit	31,267	34,795
Advance payments by borrowers for taxes and insurance	865	491
Long-term Federal Home Loan Bank Advances	118,479	112,518
Federal Home Loan Bank advances: short-term	37,830	23,626
Accrued interest payable	156	170
Fair Value [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	160,835	212,054
Fair Value [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 2,430	$ 2,962